JOINT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
JOINT ARRANGEMENTS [Abstract]
Joint Arrangements
The breakdown of the amounts included in the statements of financial position related to the Company's participation in the UT and its results is the following:

	2020	2019
Consolidated Statements of financial position
Non Current assets	-	-
Current Assets	165,873	317,002
Total	165,873	317,002
Non Current Liabilities	-	-
Current Liabilities	380,314	564,062
Total	380,314	564,062

	2020	2019	2018
Consolidated Statements of comprehensive income
Gross profit / (loss)	4,563	(210,069)	70,946
Operating (loss) / profit	(1,265)	(234,568)	51,076
Net Financial results	74,877	(28,683)	2,193
Comprehensive (loss) / income	73,612	(263,251)	53,269